Share-based Payments - Narrative (Details) - Global Blue Management Incentive Plan	Aug. 27, 2024 share
Restricted Shares Award, Executive Committee | Executive Committee Members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	680,000
Restricted Shares Award, Other Employees | Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	578,250
Restricted Shares Award, CEO | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	300,255